Related Party Transactions and Balances (Details) ₫ in Billions		1 Months Ended			6 Months Ended				12 Months Ended
	Jul. 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Aug. 31, 2023	Jun. 30, 2024 USD ($)	Jun. 30, 2024 VND (₫)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 VND (₫)
Related Party Transactions and Balances [Line Items]
Raw materials					$ 10,501,330				$ 24,695,737
Borrowed loans							$ 44,800,000	₫ 1,100.0
Interest rate reduced percentage		3.00%	7.00%	8.00%
Loan principal amount					28,000,000					₫ 700.0
Interest payable					600,000					₫ 15,800.0
Interest expense					1,005,286		167,481
Fees payable						₫ 193.3			$ 1,600,000
Public Infrastructures [Member]
Related Party Transactions and Balances [Line Items]
Fees payable					8,200,000
VSun JV [Member]
Related Party Transactions and Balances [Line Items]
Operating expenses					148,000
VSun China [Member]
Related Party Transactions and Balances [Line Items]
Raw materials					$ 27,582,554		$ 120,422
VSun JV [Member]
Related Party Transactions and Balances [Line Items]
Borrowings interest rate	9.50%